Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2018
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Jan. 09, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jan. 09, 2019
Prospectus Date	rr_ProspectusDate	Dec. 31, 2018
U.S. Government Money Market Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The U.S. Government Money Market Portfolio seeks to provide maximum current income to the extent consistent with the maintenance of liquidity and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL PORTFOLIO OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs, if you held or sold your shares, at the end of each period would be:    IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities. In addition, in order to qualify as a “government money market fund” under the rules governing money market funds, the Portfolio has adopted a policy to invest 99.5% or more of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and U.S. government securities. The Adviser seeks to maintain the Portfolio’s share price at $1.00. The share price remaining stable at $1.00 means that the Portfolio would preserve the principal value of your investment. The U.S. government securities that the Portfolio may purchase include:

• U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government.

• Securities issued by agencies and instrumentalities of the U.S. government, which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association (“Ginnie Mae”) and the Federal Housing Administration.

• Securities issued by agencies and instrumentalities, which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow from the U.S. Department of the Treasury (the “Treasury”) to meet their obligations. Among these agencies and instrumentalities are the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Bank. Fannie Mae and Freddie Mac each may borrow from the Treasury to meet their obligations, but the Treasury is under no obligation to lend to Fannie Mae or Freddie Mac.

• Securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.

In addition, the Portfolio may invest in repurchase agreements collateralized by securities issued by the U.S. government, its agencies and instrumentalities. By operating as a government money market fund, the Portfolio is exempt from requirements relating to the imposition of a liquidity fee and/or temporary redemption gates.

While the Portfolio’s Board of Trustees may elect to subject the Portfolio to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio will invest at least 80% of its assets in high quality, short-term U.S. government securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objective. Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Credit and Interest Rate Risk. A principal risk of investing in the Portfolio is associated with its U.S. government securities investments which are subject to two types of risks: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable or unwilling to make interest payments and/or repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. Given that the Federal Reserve has been raising interest rates, the Portfolio may face a heightened level of interest rate risk. Repurchase agreements involve a greater degree of credit risk.

Government-Sponsored Enterprises Risk. U.S. government-sponsored enterprises are not backed by the full faith and credit of the U.S. government. There is the risk that the U.S. government will not provide financial support to such U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Portfolio, such as those issued by Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government. The maximum potential liability of the issuers of some U.S. government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Money Market Fund Regulation. The Securities and Exchange Commission (“SEC”) recently adopted changes to the rules that govern money market funds. The Portfolio intends to operate as a “government money market fund,” which allows the Portfolio to continue to seek a stable net asset value (“NAV”). “Government money market funds,” which are money market funds that invest in cash, U.S. government securities and/or repurchase agreements that are collateralized fully, are exempt from the requirement to consider imposing a redemption fee or suspending redemptions at certain liquidity levels.

Adviser Risk. The performance of the Portfolio also will depend on whether the Adviser is successful in pursuing the Portfolio’s investment strategy.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Shares of the Portfolio are not bank deposits and an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio’s Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives. The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. The returns in the table assume you sold your shares at the end of each period and you were charged a contingent deferred sales charge. Of course, if you did not sell your shares at the end of the period, your return would be higher. You may obtain the Portfolio’s current 7-day yield by calling toll free 1-800-807-FUND.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Class C shares from year-to-year and by showing how the average annual returns for the past 1, 5 and 10 years of the Portfolio compare with those of a broad measure of market performance, as well as with an index of funds with similar investment objectives.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS - CALENDAR YEARS
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the bar chart do not reflect the deduction of sales charges. If these amounts were reflected, returns would be less than shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.52% (quarter ended March 31, 2008) and the lowest return for a calendar quarter was 0.00% (quarter ended June 30, 2017). For the period January 1, 2018 through September 30, 2018, the return for the Portfolio’s Class C shares was 0.29%.

Year to Date Return, Label	rr_YearToDateReturnLabel	For the period, the return for the Portfolio's
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2017)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
U.S. Government Money Market Portfolio | 90 Day T-Bills
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.84%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	0.34%
U.S. Government Money Market Portfolio | Lipper U.S. Treasury Money Market Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.44%
5 Years	rr_AverageAnnualReturnYear05	0.10%
10 Years	rr_AverageAnnualReturnYear10	0.19%
U.S. Government Money Market Portfolio | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SZCXX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Exchange Fee	rr_ExchangeFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.475%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.685%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 319
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	676
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,493
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	219
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	676
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,159
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,493
Annual Return 2008	rr_AnnualReturn2008	1.01%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.03%
1 Year	rr_AverageAnnualReturnYear01	(0.97%)	[1]
5 Years	rr_AverageAnnualReturnYear05	0.01%	[1]
10 Years	rr_AverageAnnualReturnYear10	0.11%	[1]
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-807-FUND

[1]	The returns for all periods indicated reflect the imposition of a contingent deferred sales charge assessed on Class C Shares which is only applicable to redemptions made within one year after purchase as described under "Shareholder Information - Contingent Deferred Sales Charge."